OPERATING LEASE - Operating lease related assets and liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Operating lease related assets and liabilities recorded on the balance sheets
Rights of use lease assets	$ 353,238	$ 422,907
Operating lease liabilities, current	351,551	391,629
Operating lease liabilities, noncurrent		26,320
Total operating lease liabilities	$ 351,551	$ 417,949